Transactions with Related Parties-Equity Injection (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Common shares issued	11,959,282	7,317,662
Net proceeds from issuance of common stock	$ 10,000	$ 0	$ 28,526
[EntitiesAffiliatedWithRestisFamilyMember]
Related Party Transaction [Line Items]
Date of share purchase agreement	2012-01-04
Common shares issued	4,641,620
Net proceeds from issuance of common stock	$ 10,000
Number of entities	4
[PurchasePlanExecutionMember]
Related Party Transaction [Line Items]
Average closing price per share	$ 2.15442
Number of trading days	5
Date common shares issued	2012-01-31